VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Payment Obligations Under the Bareboat Charter (Details) - Variable Interest Entity, Primary Beneficiary - Golar Eskimo - Eskimo SPV Agreement
$ in Thousands
Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
2020	$ 23,122
2021	22,008
2022	21,251
2023	20,532
2024	19,828
After 2024	$ 15,959